Capital - Capital Measure (Details) - USD ($) $ in Billions	Dec. 31, 2022	Dec. 31, 2021
Capital
Group shareholder GWS capital resources	$ 23.2	$ 25.5
Amount of debt redemption included with capital resources		$ 1.7